Condensed Financial Information of the Parent Company Only (Details 2) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended				12 Months Ended
	Jun. 11, 2013	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income		$ 1,729	$ 1,569	$ 1,812	$ (136)	$ 7,654	$ 4,974	$ 2,822
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation						1,758	1,605	1,858
Stock based compensation expense						20	19	29
Other, net						2,355	(444)	(125)
Net cash provided by operating activities						13,554	20,243	14,875
Cash flows from investing activities:
Net cash used by investing activities						(17,096)	(9,548)	(6,374)
Cash flows from financing activities:
Redemption of 18,255 and 12,000 shares, respectively, of preferred stock						0	(18,255)	(12,000)
Cash dividends paid - preferred stock						0	(456)	(1,203)
Cash dividends paid - common stock						(1,017)	(978)	(940)
Warrant redemption	(540)					0	(540)	0
Net cash provided (used) by financing activities						17,912	(41,133)	7,166
Net increase (decrease) in cash and cash equivalents						14,370	(30,438)	15,667
Cash and cash equivalents, beginning of year					58,877	28,439	58,877	43,210
Cash and cash equivalents, end of year		28,439				42,809	28,439	58,877
HAWTHORN BANCSHARES, INC.
Cash flows from operating activities:
Net income						7,654	4,974	2,822
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation						0	1	1
Equity in undistributed (income) losses of subsidiaries						(7,010)	8,129	(239)
Stock based compensation expense						20	19	29
(Increase) decrease in deferred tax asset						(1,415)	1,325	(148)
Other, net						1,942	(182)	(813)
Net cash provided by operating activities						1,191	14,266	1,652
Cash flows from investing activities:
Investment in subsidiary						400	4,550	1,072
Net cash used by investing activities						400	4,550	1,072
Cash flows from financing activities:
Redemption of 18,255 and 12,000 shares, respectively, of preferred stock						0	(18,255)	(12,000)
Cash dividends paid - preferred stock						0	(456)	(1,203)
Cash dividends paid - common stock						(1,017)	(978)	(940)
Warrant redemption						0	(540)	0
Net cash provided (used) by financing activities						(1,017)	(20,229)	(14,143)
Net increase (decrease) in cash and cash equivalents						574	(1,413)	(11,419)
Cash and cash equivalents, beginning of year					1,863	450	1,863	13,282
Cash and cash equivalents, end of year		$ 450				$ 1,024	$ 450	$ 1,863